STOCK INCENTIVE PLAN - (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Performance Shares [Member]
Incentive Share Activity, Shares
Nonvested - Beginning Balance	19,021	43,672
Forfeited	1,607	0
Vested	12,860	24,651
Nonvested - Ending Balance	4,554	19,021
Incentive Share Activity, Grant Date Fair Value
Nonvested - Beginning Balance	$ 7.78	$ 8.34
Forfeited	7.45	0
Vested	7.93	8.78
Nonvested - Ending Balance	$ 7.45	$ 7.78
Intrinsic Value of Nonvested	$ 24	$ 111
Weighted Average Remaining Term	4 months 24 days	9 months 18 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	$ 4	$ 42
Share Based Compensation	$ 38	$ 115
Deferred Stock Units [Member]
Incentive Share Activity, Shares
Nonvested - Beginning Balance	43,570	12,434
Granted	47,376	31,136
Nonvested - Ending Balance	90,946	43,570
Incentive Share Activity, Grant Date Fair Value
Nonvested - Beginning Balance	$ 6.56	$ 7.37
Granted	4.41	6.23
Nonvested - Ending Balance	$ 5.44	$ 6.56
Intrinsic Value of Nonvested	$ 473	$ 255
Share Based Compensation	$ 180	$ 180